AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2022

1933 Act File No. 333-257356

1940 Act File No. 811-23710

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒
(Check appropriate box or boxes)

MILLIMAN VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 726-0677

(Registrant’s Telephone Number, including Area Code)

Ehsan Sheikh

71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

(Name and Address of Agent for Service of Process)

With Copies to:
Alan P. Goldberg	Joel D. Corriero
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 N. Wacker Drive, Suite 1601	2005 Market Street, Suite 2600
Chicago, IL 60606	Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 27, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Milliman Variable Insurance Trust

Prospectus

December 27, 2022

Milliman - Capital Group Hedged U.S. Growth Fund

Milliman - Capital Group Hedged U.S. Income and Growth Fund

This Prospectus relates only to the series of Milliman Variable Insurance Trust (the “Trust”) that are listed above (each, a “Fund,” and, collectively, the “Funds”). Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares (“Shares”) directly. Please contact your insurance company or other financial intermediary regarding how to invest in Shares of a Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

Fund Summaries	1

Milliman - Capital Group Hedged U.S. Growth Fund	1

Milliman - Capital Group Hedged U.S. Income and Growth Fund	7
Additional Information About the Funds and the Risks of Investing	13

Disclosure of Portfolio Holdings	17

Management and Organization	17

Additional Information About the Shares	19

Distribution and Servicing of Shares	21

Taxes	22

Financial Highlights	23

ii

Fund Summary: Milliman – Capital Group Hedged U.S. Growth Fund

Investment Objective

The Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement(2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$111	$370

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

Capital International, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”), will provide to Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), a list of those common stocks of companies that the Sub-Adviser believes can provide long-term growth of capital (the “Investable Universe”). The Investable Universe may include common stocks of smaller capitalization companies. The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund's portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either over-the-counter (“OTC”) options and/or FLexible EXchange® Options (“FLEX Options”) on some or all of the common stocks contained in the Investable Universe and/or indices or exchange-traded funds (“ETFs”) representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns, thus resulting in a “Cap.” The resulting Cap will impact the Fund until Milliman resets the options contracts (i.e., closes out existing options contracts and transacts in new options contracts) to achieve the Buffer Hedging Strategy, at which time a new Cap will result. Milliman typically manages the options contracts so that they reset quarterly (i.e., to seek to achieve a hedging outcome during that period) and may also do so in connection with changes to the Fund’s equity holdings. Milliman will publish the then current Cap and Buffer Range impacting the Fund online at www.millimanfunds.com.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation. FLEX Options are exchange-traded options contracts with uniquely customizable terms.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

2

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Smaller Capitalization Companies Risk. Having exposure to smaller companies may pose additional risks than investing in larger companies. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general, especially when factoring in the impact of any resulting Cap. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Capped Upside Returns Risk. If the Fund’s long equity exposure experiences gains in excess of the Cap at any particular time, the Fund will not participate in those excess gains. In the event an investor purchases Shares after a Cap commences to impact the Fund and the Fund has risen in value to a level near the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets the options contracts to achieve the Buffer Hedging Strategy. While the Fund is not intended for short-term investors, an investor should consider the then existing Cap, and the Fund’s position relative to that resulting Cap, before investing in the Fund.

3

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

4

Performance

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

▪	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

▪	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

▪	Jeff Greco, Principal & Head of Strategy Research at Milliman.

▪	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in 2023.

Investment Sub-Adviser

Capital International, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund solely with respect to the provision of the Investable Universe. The Sub-Adviser does not have responsibility for the day-to-day management of the Fund’s portfolio nor review and oversight of the Fund’s investment strategy.

5

Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

6

Fund Summary: Milliman – Capital Group Hedged U.S. Income and Growth Fund

Investment Objective

The Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement(2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from the Fund any advisory fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$111	$370

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

7

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

Capital International, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”), will provide to Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), a list of those common stocks of companies that the Sub-Adviser believes can produce income and/or provide long-term growth of capital (the “Investable Universe”). The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund's portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either over-the-counter (“OTC”) options and/or FLexible EXchange® Options (“FLEX Options”) on some or all of the common stocks contained in the Investable Universe and/or indices or exchange-traded funds (“ETFs”) representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns, thus resulting in a “Cap.” The resulting Cap will impact the Fund until Milliman resets the options contracts (i.e., closes out existing options contracts and transacts in new options contracts) to achieve the Buffer Hedging Strategy, at which time a new Cap will result. Milliman typically manages the options contracts so that they reset quarterly (i.e., to seek to achieve a hedging outcome during that period) and may also do so in connection with changes to the Fund’s equity holdings. Milliman will publish the then current Cap and Buffer Range impacting the Fund online at www.millimanfunds.com.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation. FLEX Options are exchange-traded options contracts with uniquely customizable terms.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

8

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. Further, the Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Income-Oriented Stocks Risk. The value of the Fund’s securities and income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests. Further, the Fund’s investments in income-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general, especially when factoring in the impact of any resulting Cap. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Capped Upside Returns Risk. If the Fund’s long equity exposure experiences gains in excess of the Cap at any particular time, the Fund will not participate in those excess gains. In the event an investor purchases Shares after a Cap commences to impact the Fund and the Fund has risen in value to a level near the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets the options contracts to achieve the Buffer Hedging Strategy. While the Fund is not intended for short-term investors, an investor should consider the then existing Cap, and the Fund’s position relative to that resulting Cap, before investing in the Fund.

9

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. In certain cases, the Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

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Performance

Prior to the date of this Prospectus, the Fund had not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”) serves as investment adviser to the Fund.

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

▪	Robert T. Cummings, Principal & Head of Portfolio Management at Milliman.

▪	Maria Schiopu, Principal & Head of Portfolio Management at Milliman.

▪	Jeff Greco, Principal & Head of Strategy Research at Milliman.

▪	Jordan Rosenfeld, Portfolio Manager at Milliman.

Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in 2023.

Investment Sub-Adviser

Capital International, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund solely with respect to the provision of the Investable Universe. The Sub-Adviser does not have responsibility for the day-to-day management of the Fund’s portfolio nor review and oversight of the Fund’s investment strategy.

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Purchase and Sale of Shares

Shares are available as underlying investment options for variable annuity contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Insurance Companies and Other Financial Intermediaries

If you allocate contract value to the Fund through an insurance company or other financial intermediary, the Fund, Milliman, the Fund’s distributor or their related companies may pay the insurance company and/or its affiliates or other intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend an indirect investment in the Fund over another investment. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. You may also ask your salesperson or financial intermediary, or visit your financial intermediary’s website, for more information.

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Additional Information About the Funds and the Risks of Investing

Additional Information About the Funds’ Investment Objectives

Milliman - Capital Group Hedged U.S. Growth Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure. Milliman - Capital Group Hedged U.S. Income and Growth Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.

Each Fund’s investment objective may be changed without shareholder approval by the Board of Trustees of the Trust (the “Board”) upon 60 days’ notice to shareholders. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective. An investor may lose some or all of their investment in a Fund.

For temporary defensive purposes, a Fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could impact the investment results of a Fund in a period of rising market prices. Alternatively, a larger percentage of such positions could reduce the magnitude of loss in the portfolio of a Fund in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions. In addition, during such times, the Fund may not achieve its investment objective.

Additional Information About the Funds’ Investments

Each Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure). Each Fund may also invest in cash or cash equivalents, such as money market instruments, if Milliman believes those investments will help achieve the Fund’s investment objective.

While each Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities, each Fund may also invest in securities that are tied economically to foreign markets, including, to a more limited extent, emerging markets. In addition, although the Funds’ investments are generally comprised of common stocks of medium to larger capitalization companies, the Funds are not limited to common stocks of companies of a particular capitalization size.

In seeking to create a hedge against a Fund’s downside equity exposure, Milliman primarily intends to purchase and sell (or write) either OTC options and/or FLEX Options on some or all of the common stocks contained in the applicable Fund’s Investable Universe and/or indices or ETFs representing those common stocks. The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that a Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure. The magnitude of such Buffer Range for a Fund will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts for that Fund. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful for either Fund. In addition, implementation of the Buffer Hedging Strategy could result in a Fund foregoing some of the upside returns on its long equity exposure because of the impact options writing would have on the Fund’s portfolio. Namely, when Milliman writes options contracts, it gives the purchasers of those options contracts (“Options Buyers”) the right to exercise those options contracts in return for a premium payment. The Options Buyers will typically exercise their options contracts if the strike prices of such options are exceeded by the value of their reference assets (in the case of the Funds, such reference assets are generally common stocks included in the Funds’ portfolios). As a result, a Fund’s ability to profit from increases in the value of its equity portfolio is limited because, in rising markets, the Options Buyers likely will exercise those options contracts once the values of the reference assets of such options rise to or above the options’ respective strike prices. Accordingly, the options contracts written to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns, thus resulting in a “Cap.” The resulting Cap will impact a Fund until Milliman resets the options contracts (i.e., closes out existing options contracts and transacts in new options contracts) to achieve the Buffer Hedging Strategy, at which time a new Cap will result. Milliman typically manages the options contracts so that they reset quarterly (i.e., to seek to achieve a hedging outcome during that period) and may also do so in connection with changes to a Fund’s equity holdings. Milliman will publish the then current Cap and Buffer Range impacting each Fund online at www.millimanfunds.com.

OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. FLEX Options are options contracts that trade on an exchange but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The options contracts purchased by Milliman on behalf of the Funds may be American style options (i.e., options that are exercisable on or before the expiration date) or European style options (i.e., options that are exercisable only on the expiration date). The FLEX Options that may be utilized by Milliman are listed on the Chicago Board Options Exchange. Milliman is not restricted in its use of OTC or exchange-traded options and may use either type to achieve the Funds’ principal investment strategies.

Milliman may also seek to achieve a Fund’s Buffer Hedging Strategy by utilizing other derivative instruments, including swaps. Swaps are agreements between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to a particular reference asset. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a party agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular reference asset. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or an index.

The reference assets for each Fund’s derivatives positions, whether options or swaps, will be common stocks contained in the applicable Fund’s Investable Universe and/or indices or ETFs representing those common stocks.

Milliman will make determinations on which common stocks to purchase and derivatives to transact for a Fund based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in that Fund’s Investable Universe. Milliman will also make determinations on which common stocks to purchase and derivatives to transact for a Fund based on Milliman’s evaluation of the market liquidity of those common stocks and derivatives.

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Additional Information About the Risks of Investing in the Funds

You could lose money by investing in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that a Fund’s investment objectives will be achieved.

Growth-Oriented Stocks Risk. Growth-oriented common stocks may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks. Further, a Fund’s investments in growth-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. A Fund is subject to the risk that such methods and analyses may not produce the desired results.

Income-Oriented Stocks Risk (Milliman - Capital Group Hedged U.S. Income and Growth Fund only). The value of the Fund’s securities and income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests. Further, the Fund’s investments in income-oriented common stocks are based upon the methods and analyses, including models, tools and data, employed by the Sub-Adviser in indicating the stocks that it believes should comprise the Investable Universe. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Small Capitalization Companies Risk. Having exposure to smaller companies may pose additional risks than investing in larger companies. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Buffer Hedging Strategy Risk. Milliman cannot offer assurances that the Buffer Hedging Strategy will achieve the intended results, or that the Buffer Hedging Strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the Buffer Hedging Strategy will provide a hedge as described above, there is no guarantee that a particular Buffer Range will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which a Fund transacts and the prices of the stocks that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the stocks they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the Buffer Hedging Strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the stocks being hedged and the stocks, indices and/or ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, a Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general, especially when factoring in the impact of any resulting Cap. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Capped Upside Returns Risk. If a Fund’s long equity exposure experiences gains in excess of its Cap at any particular time, the Fund will not participate in those excess gains. In the event an investor purchases Shares after a Cap commences to impact a Fund and the Fund has risen in value to a level near the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares if they sell before Milliman resets the options contracts to achieve that Fund’s Buffer Hedging Strategy. While each Fund is not intended for short-term investors, an investor in a Fund should consider the Fund’s then existing Cap, and the Fund’s position relative to that resulting Cap, before investing in the Fund.

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Derivatives Risk. The use of derivatives, including options contracts and swaps, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a Fund to losses in excess of its initial investment. In addition, certain of a Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for a Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to a Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, a Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the OCC and their clearing members rather than a bank or a broker. To the extent a Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. It is also possible that a clearing member could use Fund assets that were commingled with other client assets to satisfy such other clients' losses. In certain cases, a Fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. A less liquid trading market may adversely impact the value of a Fund’s OTC derivatives and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC derivative at any specific time, a Fund may be required to treat some or all of its OTC derivatives as illiquid securities. The use of certain derivatives involves leverage, which can cause a Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Management Risk. Each Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses, and also rely upon certain proprietary methods and analyses of the Sub-Adviser, in making investment decisions for a Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of investments.

●	COVID-19 Risk. The outbreak of the novel strain of coronavirus, COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general. The ongoing effects of COVID-19 are unpredictable and may adversely impact the value and performance of the Funds, and their ability to buy and sell investments at appropriate valuations and/or achieve their investment objectives.

Non-Diversification Risk. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, a Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Large Shareholder Risk. At times, a Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause a Fund to sell portfolio holdings at times when it would not otherwise do so. In addition, these transactions may increase a Fund’s transaction costs and/or result in an increase to the Fund’s expense ratio. When experiencing a large redemption, a Fund may delay payment of the redemption proceeds up to seven days to provide Milliman with time to determine if the Fund can redeem the request in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, a Fund may be unable to delay a redemption request or satisfy the redemption in-kind, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.

In addition to the principal risks discussed above, the Funds are also exposed to the following risks:

Tax Risk. Each Fund intends to elect, and to qualify each year, to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into and the Fund has not received a private letter ruling on this point. Therefore, there is a risk that a Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code, and the regulations thereunder, relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). These diversification requirements apply in addition to the RIC diversification requirements discussed above. There also is no published IRS guidance or case law on how to determine the “issuer” of the derivatives referred to above for purposes of the diversification requirements of Section 817(h) of the Code and a Fund has not received a private letter ruling on this point. If these requirements are not met, or under other circumstances, such as if the Fund does not qualify as a RIC for any taxable year, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts.

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Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

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Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”), which is available at www.millimanfunds.com.

Management and Organization

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to each Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $161 billion in assets as of September 30, 2022.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Funds in accordance with the policies and procedures established by the Board of Trustees of the Trust (the “Board”), and has agreed to perform, or arrange for the performance of, the day-to-day management of each Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of Shares or for recordkeeping or other shareholder support services, as further described under “Distribution Arrangements” below.

For services provided under the Advisory Agreement, Milliman receives from each Fund an annual fee, paid monthly, equal to 0.49% of the average daily net assets of each Fund.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement with respect to a Fund cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from a Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

A discussion regarding the basis for the Board approving the Advisory Agreement will be available in the Funds’ next annual or semi-annual report to shareholders, as applicable.

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Investment Sub-Adviser

Capital International, Inc. (the “Sub-Adviser”), located at 333 S. Hope Street Los Angeles, CA 90071, serves as investment sub-adviser to each Fund. The Sub-Adviser has been providing investment management services since 1987.

Under the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Milliman, the Sub-Adviser provides to Milliman a list of securities that comprise a Fund’s Investable Universe. That list is comprised of a portfolio of securities representing the Sub-Adviser’s recommendations to Milliman as to the common stocks and/or cash or cash equivalents on which Milliman could purchase for a Fund. The Sub-Adviser does not have responsibility for the day-to-day management of the Funds’ portfolios nor review and oversight of the Funds’ investment strategies. Rather, Milliman will make determinations on which common stocks to purchase and derivatives to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and derivatives to transact based on Milliman’s evaluation of the market liquidity of those common stocks and derivatives. Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Adviser may remove stocks from, and/or add stocks to, the list, which may result in Milliman selling stocks that have been removed or purchasing stocks that have been added to the list, as well as resetting some of the derivatives positions. For services provided under the Sub-Advisory Agreement, Milliman pays the Sub-Adviser a fee out of the advisory fee Milliman receives from each Fund.

A discussion regarding the basis for the Board approving the Sub-Advisory Agreement will be available in the Funds’ next annual or semi-annual report to shareholders, as applicable.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

▪	Robert T. Cummings is Senior Director – Head of Portfolio Management with Milliman. Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 25 years of experience as a trader and portfolio manager with a primary focus on options.

▪	Maria Schiopu, CFA, joined Milliman in 2013 and is Senior Director – Head of Portfolio Management with Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered Financial Analyst® (CFA) Charterholder.

▪	Jeff Greco, FRM, joined Milliman in 2012 and is Senior Director – Head of Strategy Research with Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

▪	Jordan Rosenfeld joined Milliman in 2018 and is a Portfolio Manager with Milliman. He has more than seven years of experience in capital markets with a focus on derivatives trading and multi-asset strategy. Prior to joining Milliman, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group. Mr. Rosenfeld holds a B.A. in Mathematics from Northwestern University and a M.S. in Computer Science from Georgia Institute of Technology.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

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Commodity Exchange Act (“CEA”) Regulation and Exclusions

With respect to each Fund, Milliman has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Milliman is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC with respect to each Fund. The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Funds’ SAI. However, the Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Milliman’s reliance on these exclusions, or the Funds, their investment strategies or this Prospectus.

Additional Information About the Shares

Pricing of Shares

A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, a Fund shall determine NAV as of that time. In calculating NAV, each Fund generally values its investment portfolio at market price.

Exchange-traded options, including FLEX Options, will be valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. OTC options will be valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Trust’s pricing committee (the “Pricing Committee”) in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”).

Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Fixed income securities and swaps will generally be valued using a Pricing Service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then the Funds’ account agent will contact the Pricing Committee, which is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

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To the extent a Fund invests in shares of one or more mutual funds, including money market funds, the Fund values those shares at their respective NAVs.

For more information about how each Fund’s NAV is determined, please see the section in the SAI entitled “Purchases, Redemptions and Pricing of Shares.”

Purchase and Sale of Shares

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Shares. You do not buy, sell or exchange Shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Shares according to the investment options you previously chose.

Each Fund sells and redeems its Shares, without charge, at their NAV next determined after the applicable Fund or its agent receives a purchase or redemption request in good order. The value of Shares redeemed may be more or less than the original cost. The Funds generally intend to redeem their Shares for cash. Subject to applicable federal law including the 1940 Act, a Fund may also redeem its Shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the applicable Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Each Fund normally pays for Shares redeemed within seven days after the applicable Fund receives the redemption request in good order. However, the Trust may suspend the right of redemption for any Fund for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Share Classes

The Funds currently offer only Class 3 shares, which charge a distribution fee pursuant to a “Rule 12b-1 Plan,” as described further below under “Distribution Arrangements.”

Frequent Purchases and Redemptions of Shares

Each Fund seeks to discourage excessive short-term trading in Shares (i.e., either frequent exchanges between Shares or redemptions and repurchases of Shares, in either case, within a short period of time), which may negatively impact long-term Fund performance and disrupt portfolio management strategies by requiring the applicable Fund to maintain excessive cash and/or liquidate portfolio holdings at disadvantageous times and prices, in addition to incurring increased brokerage and other transaction or administrative costs. In addition, under certain circumstances, the value of Shares held by long-term investors may be diluted where excessive short-term trading activity is conducted to seek to take advantage of arbitrage opportunities from stale prices for portfolio assets. A Fund may be more or less affected by short-term trading in Shares depending on various factors, such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in the Shares and other factors. Funds that invest in foreign securities or other assets may be at greater risk for excessive short-term trading.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of Shares (the “Market Timing Policy”). The Board may revise the Market Timing Policies at any time and without prior notice.

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract owners into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract owners’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, excessive short-term trading by an individual contract owner within that aggregated trade or omnibus account, but, instead, must rely on the insurance company to monitor its individual contract owner trades to identify excessive short-term traders.

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The Trust has therefore entered into agreements with each Participating Insurance Company to help detect and prevent excessive short-term trading. Under these agreements, a Participating Insurance Company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Shares through the omnibus account; and (ii) restrict further purchases or exchanges of Shares by a contract owner that a Fund has identified as engaging in excessive short-term trading. Participating Insurance Companies have also agreed to assist the Trust in implementing the Market Timing Policies. Accordingly, if a Fund detects potential excessive short-term trading activity, the Fund will generally contact the applicable Participating Insurance Company and may ask the Participating Insurance Company to take additional action, if appropriate, based on the particular circumstances. When a Fund identifies, or it or its agent believes it has identified, excessive short-term trading activity, the Fund may, in its sole discretion, restrict or reject any such purchases or exchanges.

Each insurance company has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

Distribution and Servicing of Shares

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to Class 3 shares. The Rule 12b-1 Plan allows the Funds to pay distribution fees to their principal underwriter or to Participating Life Insurance Companies and/or their affiliates, or to any other eligible institution, for distribution activities related to the indirect marketing of the Funds to the contract owners, and/or for other contract owner services. The Rule 12b-1 Plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies and/or their Affiliates

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or their affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Shares. Milliman may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Funds, financial planning needs of contract owners that allocate contract value to a Fund, marketing and advertising of the Funds, and access to periodic conferences relating directly or indirectly to the Funds, among other marketing support services. The benefits Milliman receives when making these payments may include, among other things, adding the Funds to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. Milliman compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments Milliman makes may be calculated on sales of Shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all Shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Funds attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Shares and Asset-Based Payments primarily create incentives to retain assets of the Funds in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares of a Fund or retain Shares of a Fund in their contract owners’ accounts, Milliman may directly or indirectly benefit from the incremental management and other fees paid to Milliman by the Funds with respect to those assets.

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Administrative Support Services. Milliman may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Funds. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Funds, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Funds; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Funds; and answering questions from existing contract owners about their current investments in the Funds. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. Milliman pays for these administrative support services out of its own legitimate profits.

Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from Milliman, or the Funds, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

Taxes

The below discussion of “Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Dividends and Distributions

Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional Shares unless the insurance company has requested in writing to receive such dividends and distributions in cash.

Tax Status

To maintain its status as a regulated investment company, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. Each Fund intends to treat options contracts referencing an index as “issued” by the securities underlying the index. This, in turn, would allow the Fund to count the options contracts as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not been confirmed by published guidance or case law. If the options contracts are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its regulated investment company status.

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A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Under Section 1256 of the Code, certain types of exchange-traded options, including FLEX Options, are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause a Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, a Fund must distribute at least 90% of its income annually. If the options in which a Fund invests are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force a Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Shares must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1∕2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Financial Highlights

Financial information is not provided because the Funds did not commence operations as of the fiscal year ended December 31, 2021.

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This Prospectus is intended for use in connection with variable contracts. The Funds’ SAI contains more details about the Funds and is incorporated by reference into this Prospectus (is legally a part of this Prospectus). Once issued, additional information about each Fund’s investments will also be available in the Funds’ annual and semi-annual reports to shareholders. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Investors may make inquiries to the Funds or obtain (upon request and without charge) the Funds' SAI, annual and/or semi-annual reports, once issued, by:

▪	calling 1-855-700-7959;

▪	visiting www.millimanfunds.com; or

▪	contacting your insurance company or other financial intermediary.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC 1940 Act file number: 811-23710.

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Milliman Variable Insurance Trust

Statement of Additional Information

December 27, 2022

Milliman - Capital Group Hedged U.S. Growth Fund

Milliman - Capital Group Hedged U.S. Income and Growth Fund

This Statement of Additional Information (“SAI”) relates only to the series of Milliman Variable Insurance Trust (the “Trust”) that are listed above (each, a “Fund,” and, collectively, the “Funds”). Each Fund currently offers only Class 3 shares, and only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. You cannot purchase Fund shares directly. Please contact your insurance company or other financial intermediary regarding how to invest in shares of the Funds.

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds dated December 27, 2022 (the “Prospectus”). This SAI contains information in addition to the information set forth in the Prospectus and should be read in conjunction with it. Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

A copy of the Prospectus or the applicable Fund’s Summary Prospectus may be obtained, without charge, by calling 1-855-700-7959, visiting www.millimanfunds.com, or writing to the Trust, 71 S. Wacker Dr., 31st Floor, Chicago IL 60606, Attn: Milliman VIT. Once available for a particular Fund, you may also obtain a copy of the Fund’s annual or semi-annual report to shareholders at no charge by request to the Fund at the address or phone number noted above.

Trust History and Fund Classification

The Trust is an open-end management investment company organized under the laws of the state of Delaware on November 2, 2020. Each Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.

Description of the Funds and Their Investments and Risks

Set forth below are descriptions of the various types of securities and other investments in which the Funds may invest, as well as the investment techniques that Milliman Financial Risk Management LLC (“Milliman”), the Funds’ investment adviser, may use in managing the Funds. Descriptions of the associated risks are also included below. This section supplements the discussion of principal investment strategies and principal risks contained in the Prospectus, and therefore you should carefully review the Prospectus before making an investment in a Fund.

Each Fund is permitted to invest in any of the below investments, and Milliman may utilize any of the below investment techniques, with respect to any Fund unless otherwise indicated. Milliman may also invest in other types of investments and use other investment techniques in managing the Funds, including certain investments and investment techniques not described below. Each Fund’s investments and the investment techniques employed by Milliman with respect to a particular Fund will be subject to the limitations imposed by that Fund’s investment objective, policies and restrictions, as described in the Prospectus and/or this SAI, as well as the applicable federal securities laws. Any percentage limitations relating to a Fund’s investments that are identified in the Prospectus or this SAI apply at the time of investment, and subsequent changes resulting from market fluctuations will not require the Fund to sell any portfolio security or other investment.

Equity Securities

General Discussion. Capital International, Inc., the Funds’ investment sub-adviser (the “Sub-Adviser”), will provide to Milliman a list of those common stocks of companies that the Sub-Adviser believes can provide long-term growth of capital (for the Milliman – Capital Group Hedged U.S. Growth Fund) or can produce income and/or provide long-term growth of capital (for the Milliman – Capital group Hedged U.S. Income and Growth Fund) (with respect to each Fund, the “Investable Universe”). Each Fund will invest in some or all of the common stocks contained in the Fund’s Investable Universe. Common stocks are equity securities, which represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect a Fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented equity securities generally purchased by the Funds may involve large price swings and potential for loss. To the extent a Fund invests in income-oriented equity securities, income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Fund invests.

Smaller Capitalization Stocks. The Funds may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

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Foreign Securities.  Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent that a Fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a Fund.

Additional costs could be incurred in connection with a Fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and a Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Emerging Markets.  Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a Fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a Fund’s net asset value (“NAV”). Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, a Fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow a Fund with actual equity ownership in the operating company, these investment structures may limit the Fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and a Fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the Fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the underlying funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and a Fund’s control over, and distributions due from, such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, Milliman generally considers an emerging market country to be one that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as frontier markets.

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Risk factors related to investments in emerging markets include the following:

●	Currency Fluctuations Risk. Certain emerging markets’ currencies have experienced and, in the future, may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of a Fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, a Fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

●	Government Regulation Risk. Certain emerging market countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While a Fund will only invest in markets where these restrictions are considered acceptable by Milliman, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happened, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to a Fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of a Fund’s investments.

●	Risk of Fluctuations in Inflation Rates. Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

●	Risks of Less Developed Securities Markets. Emerging markets may be less developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

●	Settlement Risks. Settlement systems in emerging market countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank through whom the transaction is effected might cause a Fund to suffer a loss. Each Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that a Fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to a Fund.

●	Risks Related to Limited Market Information. Milliman may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging market countries will be incomplete or misleading, which may negatively impact a Fund’s investments in such company.

●	Taxation Risk. Taxation of dividends, interest and capital gains received by a Fund varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less defined tax laws and procedures and such laws may permit retroactive taxation so that a Fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

●	Fraudulent Securities Risk. Securities purchased by a Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Fund.

●	Risks Related to Lack of Remedies. Emerging market countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to a Fund and its shareholders. In addition, as a matter of law or practicality, a Fund and its shareholders, as well as U.S. regulators, may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Derivatives

General Discussion. Derivatives are financial instruments whose value depends on, or is derived from, the value of one or more underlying assets, reference rates, indices or other market factors (each, a “reference asset,” and, collectively, “reference assets”). Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference asset without actually owning or selling the reference asset. Derivatives include swaps, options contracts, futures contracts and forward foreign currency contracts, among others. Some derivatives, such as futures contracts and certain types of options contracts, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.

Each Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure). In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or FLexible EXchange® Options (“FLEX Options”) on some or all of the common stocks contained in the Investable Universe and/or indices or exchange-traded funds (“ETFs”) representing those common stocks (the “Buffer Hedging Strategy”). Milliman may also seek to achieve the Buffer Hedging Strategy by utilizing other derivative instruments, including swaps. The reference assets for each Fund’s derivatives positions, whether options or swaps, will be common stocks contained in the applicable Fund’s Investable Universe and/or indices or ETFs representing those common stocks.

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Options Contracts. An options contract generally is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer (seller) of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the reference asset underlying the option (or delivery of a cash settlement price, in the case of certain options, such as index options and other cash-settled options). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s NAV being more sensitive to changes in the value of the option.

The value of an options contract will reflect, among other things, the current market value of the reference asset, the time remaining until expiration, the relationship of the exercise price to the market price of the reference asset, the price volatility of the reference asset and general market and interest rate conditions. Options contracts may be listed on an exchange or traded in the OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation.

FLEX Options are customizable options contracts that are listed on U.S. national securities exchanges and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the buyer for every seller and the seller for every buyer, with the goal of protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American style or European style) and expiration dates, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets. Each FLEX Option entitles the holder thereof to purchase (for call options) or sell (for put options) the reference asset at the strike price.

Understanding Options Writing. As the writer (seller) of an option, a Fund may have no control over when the reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration date of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the reference asset, instead of selling or purchasing the reference asset, if the option is exercised. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund will generally write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss. In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.

If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the reference asset during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call, as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the options contract and must deliver (for a call) or purchase (for a put) the reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the reference asset (if cash-settled).

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Understanding Options Trading Strategies: Straddles, Spreads and Collars. Each Fund may enter into straddles, spreads and collars. In “spread” transactions, a Fund buys and writes a put, or buys and writes a call, on the same reference asset with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option, or writes a put option and a call option, on the same reference asset with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received, and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions, and to liquidate its positions when necessary or deemed advisable, may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will, in many cases, be greater than if the Fund were to buy or sell a single option. A “collar” position combines a put option purchased by a Fund (the right of the Fund to sell a specific reference asset within a specified period of time) with a call option that is written by the Fund (the right of the counterparty to buy the same reference asset) in a single instrument. A Fund’s right to sell the reference asset is typically set at a price that is below the counterparty’s right to buy the reference asset. Thus, the combined position “collars” the performance of the reference asset, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

Swaps. Swaps are agreements between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to a particular reference asset. In a basic swap transaction, a party agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular reference asset. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or an index.

Swap agreements can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swap agreements, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent a Fund enters into bilaterally negotiated swap transactions, the Fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the Fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in a Fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

General Risks Associated with Derivatives. The use of derivatives, including options contracts, may involve certain risks, as described below.

▪	Counterparty Risk. The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy a counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to the applicable Fund.

▪	Leverage Risk. Leverage exists when a Fund can lose more than it originally invested because it purchases or sells an instrument, or enters into a transaction, without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause a Fund’s NAV to be more volatile because leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio holdings. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.

▪	Liquidity Risk. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to a Fund.

▪	Pricing Risk. The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding reference asset.

▪	Risks of Regulation of Derivatives. On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework used by funds to comply with Section 18 of the 1940 Act. More specifically, Rule 18f-4 generally requires a fund that enters into derivatives transactions (other than those that qualify as “limited derivatives users”) to: (i) adopt and implement a written derivatives risk management program; (ii) comply with “value at risk” or “VaR” limitations (which is an estimate of potential losses on an instrument or portfolio over a given time horizon and at a specified confidence level) in lieu of existing asset segregation requirements; and (iii) comply with new board reporting and oversight, as well as recordkeeping and certain other, requirements. In addition, Rule 18f-4 provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitments. In addition, the SEC, Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and the cost of doing business generally.

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▪	Risks Related to Position Limits. Each of the exchanges on which the Funds’ FLEX Options are traded has established limitations governing the maximum number of call or put FLEX Options on the same underlying asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such FLEX Options are written on the same or different exchanges or are held or written on one or more accounts, or through one or more brokers). Under these limitations, FLEX Options positions of all investment companies advised by Milliman are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of FLEX Options positions and may impose other sanctions or restrictions. These position limits may restrict the number of FLEX Options that Milliman may buy or sell on behalf of the Funds.

Commodity Exchange Act (“CEA”) Regulation and Exclusions. With respect to each Fund, Milliman has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the CFTC and, therefore, Milliman is not subject to CFTC registration or regulation as a CPO with respect to any Fund. In addition, with respect to each Fund, Milliman is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. Because Milliman and each Fund intend to comply with the terms of the CPO exclusion, each Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Milliman’s reliance on these exclusions, or the Funds, their investment strategies, the Prospectus or this SAI.

Generally, the exclusion from CPO regulation on which Milliman relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund no longer can satisfy these requirements, Milliman would withdraw its notice claiming an exclusion from the definition of a CPO with respect to that Fund, and Milliman would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Milliman’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses.

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Other Investments, Investment Techniques and Risks

Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff. Such borrowings are typically utilized (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with the Custodian (as defined below). The Trust compensates the Custodian for such overdrafts by paying the Custodian an agreed upon rate.

Market Events Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

In addition, the outbreak of the novel strain of coronavirus, COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general. The ongoing effects of COVID-19 are unpredictable and may adversely impact the value and performance of the Funds, and their ability to buy and sell investments at appropriate valuations and/or achieve their investment objectives.

Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline.

Operational and Cyber Security Risk. A Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by Milliman or other service providers to the Trust, and the issuers of securities or other assets in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund's ability to calculate its NAV, impediments to trading, the inability of a Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors (including, but not limited to, human error in the calculation of the rates applicable to a Fund's Options Strategies), and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund's operations. The Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result. In addition, while the Funds and Milliman seek to reduce these operational risks through controls and procedures, such measures cannot address every possible risk and may be inadequate to address these risks.

Illiquid Investments and Restricted Securities. Illiquid investments are those that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund may invest up to 15% of its net assets in illiquid investments. Because illiquid investments may not be readily marketable, a Fund may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid investments while their prices depreciate. Depreciation in the price of illiquid investments held by a Fund may cause its NAV to decline. An investment that is determined to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

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The Funds may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933, as amended (the “Securities Act”), and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the Securities Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. Restricted securities ordinarily can be sold by a Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable amount of time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price which prevailed when it decided to sell.

Investment Restrictions

Fundamental Investment Restrictions

Except as otherwise noted below, each Fund is subject to the following investment restrictions, which are fundamental and cannot be changed for a Fund without the vote of a majority of the outstanding voting securities of that Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of such Fund, whichever is less.

Each Fund:

(1)	May not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff.

(2)	May not purchase or sell physical commodities, except to the extent permitted by the 1940 Act and any other governing statute, and by the rules and regulations thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(3)	May not act as an underwriter of another issuer’s securities; provided, however, that this restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities or other assets, regardless of whether the Fund may be considered to be an underwriter under the Securities Act.

(4)	May not make investments that will result in the “concentration” (as that term may be defined or interpreted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that this restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments.

(5)	May not purchase or sell real estate; provided, however, that the Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

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(6)	May not lend any of its assets or make any other loan, except as permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff; provided, however, that this restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Explanatory Notes

The below notations are not considered to be part of each Fund’s fundamental investment restrictions and may be changed for any Fund without shareholder approval.

Unless otherwise indicated, all limitations under each Fund’s investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until Milliman determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Temporary Defensive Positions

For temporary defensive purposes, a Fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could impact the investment results of a Fund in a period of rising market prices. Alternatively, a larger percentage of such positions could reduce the magnitude of loss in the portfolio of a Fund in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions. In addition, during such times, the Fund may not achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio holdings for the year by the monthly average value of the portfolio holdings owned during the reporting period, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate of a Fund may vary greatly from year to year, as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. High portfolio turnover rates will generally result in higher brokerage expenses and may increase the volatility of a Fund.

The Funds are newly organized, and, as of the fiscal year ended December 31, 2021, have not had any portfolio turnover.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures regarding the disclosure of Fund portfolio holdings information (the “Disclosure Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of Milliman or principal underwriter to a Fund, or any affiliated persons of those entities. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public portfolio holdings information until such time as the information is made available to all shareholders or the general public.

As used in the Disclosure Policy and throughout this SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of the Funds, including holdings that are derivatives, but does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Trust’s Chief Compliance Officer (“CCO”), does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of a Fund.

Consistent with current law, each Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

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Exceptions to the Disclosure Policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Trust’s CCO (or his or her designee) determines in writing that a Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement or subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel; (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders; and (4) such disclosures is documented and reported to the Board on a quarterly basis.

Under the Disclosure Policy, the receipt of compensation by a Fund, Milliman or any affiliate thereof, as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

The Funds have ongoing arrangements to distribute information about the Funds’ portfolio holdings information to the Funds’ third-party service providers described herein (e.g., investment advisers, independent registered public accounting firm, administrator, transfer agent and fund accounting agent, custodian and legal counsel). These organizations are required to keep such information confidential and are prohibited from trading based on the information, or otherwise using the information, except as necessary to provide services to the Funds. No compensation or other consideration is received by the Funds, Milliman or any other party in connection with each such ongoing arrangement.

The Disclosure Policy also permits disclosure of portfolio holdings information to insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”), upon request or on a selective basis, reasonably prior to the scheduled release dates of such information in order to assist the Participating Insurance Companies with posting such information on their websites in compliance with Rule 30e-3 under the 1940 Act. The Disclosure Policy incorporates the Board’s determination that selectively disclosing portfolio holdings information to facilitate a Participating Insurance Company’s dissemination of the portfolio holdings information on its website is a legitimate business purpose of the Funds. Participating Insurance Companies that wish to receive such portfolio holdings information in advance of the public release date must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the public release dates and to refrain from using that information to execute transactions on confidential portfolio holdings information. To obtain information about Fund portfolio holdings information, please contact your insurance company or other financial intermediary.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings information by overseeing the implementation and enforcement of the Disclosure Policy and considering reports and recommendations by the Trust’s CCO concerning any material compliance matters that may arise in connection with the Disclosure Policy. The Board reserves the right to amend the Disclosure Policy at any time without prior notice in its sole discretion.

Trustees and Executive Officers of the Trust

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The Board, in turn, appoints the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current Trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation and other directorships held for the past five years, and the number of funds to which Milliman serves as investment adviser (the “Fund Complex”) that are overseen by each Trustee are set forth below. The address of each Trustee and officer is 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

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Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust[1]
Eric Berg (1958)	Trustee	Since July 2021	Owner of With You in Mind (independent analysis and research firm for insurance, asset management and wealth-management topics) since 2019; Chief Financial Officer of Midwest Holding Inc. (insurance and asset management company) in 2022; Chief Financial Officer of Aviva India from 2018 to 2019; Investment Banker at Macquarie Capital from 2016 to 2018.	95	None

Nicholas Dalmaso (1965)	Lead Independent Trustee	Since July 2021	General Counsel of EquityBee Inc. (fintech company) since 2022; General Counsel of M1 Holdings Inc. and M1 Finance LLC (FINRA registered Broker/Dealer) since 2014; Founder/CEO of Sound Capital Holdings, Sound Capital Distributors (a FINRA registered Broker/Dealer) and Sound Capital Solutions (an Investment Advisor) since 2020; Chief Compliance Officer of M1 Finance LLC from 2014 to 2019.	95	Chair of Destra Capital Management Investment Company Boards (4 portfolios) since 2010; Independent Director of Keno/Kozie Associates (IT Consulting) from 2016 to 2018.
Daniel Ross Hayes (1957)	Trustee	Since July 2021	Director, Treasurer and Investment Committee Chair of ShoreRivers, Inc. (non-profit clean water advocacy corporation) since 2017.	95	None

Colleen McKenna Tucker (1970)	Trustee	Since September 2021	Executive Director of International Insurance Society (membership organization for the risk and insurance industry) since 2004.	95	None
Interested Trustee of the Trust
Adam Schenck[2] (1981)	Chair of the Board, President and Interested Trustee	Since November 2020	Principal Managing Director – Head of Fund Services of Milliman Financial Risk Management LLC since 2005.	95	None

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Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust
Arthur W. Jasion (1965)	Treasurer and Principal Financial Officer	Since July 2021	Senior Director and Fund Principal Financial Officer of Foreside Management Services, LLC since 2020; Partner, Ernst & Young LLP from 2012 to 2020.	N/A	N/A
Roger Pries (1965)	Chief Compliance Officer and Anti-Money Laundering Officer	Since July 2021	Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC since 2019; Compliance Officer from 2016 to 2019 and Operational Risk Manager/Vice President from 2007 to 2016 at Citi Fund Services.	N/A	N/A
Ehsan K. Sheikh (1987)	Secretary and Chief Legal Officer	Since July 2021	Senior Counsel of Milliman Financial Risk Management LLC since 2017, Associate Counsel from 2014 to 2017.	N/A	N/A

1	The Trustees of the Trust who are not “interested persons,” as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”).
2	Adam Schenck is an “interested person,” as defined by the 1940 Act, of the Trust because of his employment by Milliman.

Board Leadership Structure

The Board approves financial arrangements and other agreements between the Funds, on the one hand, and Milliman or any of its affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to various committees of the Board (each, a “Committee,” and, together, the “Committees”), as described below. The Committees meet as often as necessary or appropriate, either in conjunction with regular meetings of the Board or otherwise. The chair, if any, of each Committee is appointed by a majority of the Independent Trustees upon recommendation of the Committee. Adam Schenck, Interested Trustee, serves as Chairman of the Board. The Board has appointed Nicholas Dalmaso to serve as Lead Independent Trustee. The Lead Independent Trustee has several primary purposes, such as (i) to serve as the leader of the Independent Trustees; (ii) to communicate regularly with the other Independent Trustees; and (iii) to communicate regularly with the Chair of the Board, who is an employee of Milliman, investment adviser to the Trust, and other representatives of Milliman.

This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Funds' current operations.

Each Trustee shall hold office for the lifetime of the Trust or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

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The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by one or more officers or agents of the Trust with power to appoint any such subordinate officers, and each shall serve at the pleasure of the Board. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed from office with or without cause by the Board, or, to the extent permitted by the Trust’s By-laws, by any officer upon whom such power of removal shall have been conferred by the Board.

Committees of the Board

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The function of each Committee is oversight. In addition, each Committee may from time-to-time delegate certain of its functions to a subcommittee comprised of members of the Board.

The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting policies and practices of the Funds, the Funds’ internal control over financial reporting, and as the Committee deems appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Funds’ financial statements and the independent audits thereof; (iii) recommend the appointment of the Funds’ independent registered public accounting firm to the Board for the Board’s selection; (iv) act as a liaison between the Funds’ independent registered public accounting firm and the full board. The Audit Committee is composed of all of the Independent Trustees, and Mr. Berg serves as chairperson of the Audit Committee. As of the fiscal year ended December 31, 2021, the Audit Committee met one time.

The responsibilities of the Nominating and Governance Committee, among other things, include to: (i) assist the Board in its review and oversight of governance matters; (ii) assist the Board with the selection and nomination of candidates to serve on the Board; (iii) periodically review the composition of the Board and the committees’ structures (iv) assist the Board in evaluating the support provided to the Board and its committees and members by management, counsel and other service providers to the Board; and (v) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Governance Committee is composed of all of the Independent Trustees, and Mr. Hayes serves as chairperson of the Nominating and Governance Committee. As of the fiscal year ended December 31, 2021, the Nominating and Governance Committee did not meet.

The Nominating and Governance Committee may consider nominations for candidates to serve as Trustees made by Fund shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, which should include the biographical information and qualifications of the proposed nominee. The Committee may request any additional information deemed reasonably necessary for the Committee to evaluate such nominee.

Board Oversight of Risk Management

The Board’s role is one of oversight, including oversight of each Fund’s risks, rather than day-to-day management. The Board’s committee structure allows the Board to focus on risk management as part of its broader oversight of the operations of the Funds. While day-to-day risk management of the Funds is Milliman’s responsibility, Trustees receive regular reports from the Trust’s CCO, Milliman and the Trust’s various service providers regarding investment risks and compliance risks. These reports allow the Board to focus on various risks and their potential impact on the Funds. The Board has discussions with the Trust’s CCO and Milliman, as well as the portfolio managers, regarding how they monitor and seek to control such risks. Additionally, the Trust’s CCO and other officers of the Funds regularly, and on an ad hoc basis, report to the Board on a variety of risk-related matters.

The Board has retained Milliman as each Fund’s investment adviser. Milliman is responsible for the day-to-day operation of the Funds. Milliman may delegate certain of the investment operations of each of the Funds to one or more sub-advisers. Milliman will be responsible for supervising the services provided by each sub-adviser including risk management services.

Additionally, the Board meets periodically with the Trust’s CCO who reports to the Trustees regarding the compliance of the Funds with the federal securities laws and the internal compliance policies and procedures of the Funds. The Board also reviews the CCO’s annual report, including the CCO’ compliance risk assessments for the Funds.

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Trustees’ Qualifications and Experience

The Nominating and Governance Committee is responsible for identifying, evaluating and nominating trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a director/trustee of other investment companies, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.

The Board believes that each of the Trustees has the ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with each other, Milliman, other service providers, Trust counsel and the independent registered public accounting firm; and to exercise effective business judgment in the performance of his or her duties. The following provides a brief summary of the information that led to the conclusion that each Trustee should serve as a Trustee of the Board.

Eric Berg has served as a trustee of the Trust since July 2021. The Board believes that Mr. Berg’s experience as an investment banker and chief financial officer, as well as his accounting experience, benefits the Funds. Mr. Berg qualifies as an “audit committee financial expert,” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Berg has gained over the course of his career and through his financial and accounting industry experience.

Nicholas Dalmaso has served as a trustee of the Trust since July 2021. The Board believes that Mr. Dalmaso’s experience in the financial services, investments, banking, and fintech industries benefits the Funds.

Daniel Ross Hayes has served as a trustee of the Trust since July 2021. The Board believes that Mr. Hayes’ experience in the investment, annuity, life, mutual fund and retirement industries, including his experience as president of a registered investment adviser, benefits the Funds.

Adam Schenck has served as a trustee of the Trust since November 2020. The Board believes that Mr. Schenck’s experience with Milliman as a Managing Director and Portfolio Manager benefits the Funds.

Colleen McKenna Tucker has served as a trustee of the Trust since September 2021. The Board believes that Ms. Tucker’s experience in the insurance industry, including in various management positions, benefits the Funds.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Ownership of Fund Shares

No trustee beneficially owned shares of any Fund as of the calendar year ended December 31, 2021.

Trustee Compensation

Independent Trustees shall each receive an annual salary of $15,000 for the entire Fund Complex. The interested trustee does not receive compensation from the Trust for his service as a Trustee.

All Trustees are reimbursed for expenses in connection with each Board meeting attended, with this reimbursement allocated to the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Independent Trustees. Set forth below is the total compensation received by the Independent Trustees for the fiscal year ending December 31, 2021.

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Name of Independent Trustee	Aggregate Compensation[1] From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees
Eric Berg	$7,500	None	None	$7,500
Nicholas Dalmaso	$7,500	None	None	$7,500
Daniel Hayes	$7,500	None	None	$7,500
Colleen McKenna Tucker	$3,750	None	None	$3,750

1	Aggregate compensation is comprised of all applicable retainers and meeting fees, but does not include reimbursements for Trustee expenses.

Codes of Ethics

Federal law requires the Trust, each of its investment advisers (i.e., Milliman with respect to the Funds) and the Trust’s principal underwriter to adopt codes of ethics, which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust).

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment advisers (i.e., Milliman with respect to the Funds) to adopt procedures for voting proxies (the “Proxy Voting Policy”) and to provide a summary or copy of the Proxy Voting Policy used to vote the securities held by each Fund. The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Milliman. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 1-855-700-7959, (ii) online at www.millimanfunds.com or (iii) on the SEC’s website at www.sec.gov. A copy of such Proxy Voting Policy is attached as Appendix A to this SAI.

Investment Advisory and Other Services

Investment Adviser

Milliman Financial Risk Management LLC (“Milliman”), located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, serves as investment adviser to each Fund. Milliman is a wholly owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $161 billion in assets as of September 30, 2022.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Milliman manages the Funds in accordance with the policies and procedures established by the Board, and has agreed to perform, or arrange for the performance of, the day-to-day management of each Fund’s portfolio. Milliman also pays all expenses incurred by it in connection with its activities under the Advisory Agreement, including, but not limited to, expenses of all necessary investment and management facilities and investment personnel, including salaries, expenses and fees of any personnel required for it to faithfully perform its duties under the Advisory Agreement, and expenses of administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the Adviser’s duties under the Advisory Agreement. In addition, Milliman pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions, including Participating Insurance Companies and/or their affiliates, in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder support services, as further described under “Distribution and Servicing of Shares” below.

The Advisory Agreement continues in effect for an initial period of no more than two years and, thereafter, shall continue automatically for successive annual periods; provided, however, that such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a particular Fund, without the payment of any penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board or by Milliman on not more than 60 days’ written notice. The Advisory Agreement further provides that Milliman may render similar services to others.

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For services provided under the Advisory Agreement, Milliman receives from each Fund an annual fee, paid monthly, equal to 0.49% of the average daily net assets of each Fund. The Funds are newly organized, and, as of the fiscal year ended December 31, 2021, have not paid any investment advisory fees.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.84% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement with respect to a Fund cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from a Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any.

Portfolio Managers

The portfolio managers are primarily responsible for the day-to-day management of the Funds. There are currently four portfolio managers: Robert Cummings, Maria Schiopu, Jeff Greco and Jordan Rosenfeld. Prior to the Trust’s most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and, therefore, none of the portfolio managers beneficially owned any shares of the Funds.

The portfolio managers are paid competitive salaries by Milliman. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities.

The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.

With respect to securities transactions for the Funds, Milliman determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Funds and other accounts, orders are placed at the same time. Milliman uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. Milliman generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

The portfolio managers manage the investment vehicles with the number of accounts and assets, as of October 31, 2022, set forth in the table below. None of the accounts managed by the portfolio managers pay an advisory fee that is based upon the performance of the account.

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Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert T. Cummings	168	$9,147	0	$0	0	$0
Maria Schiopu	118	$30,237	0	$0	0	$0
Jeff Greco	96	$27,563	0	$0	0	$0
Jordan Rosenfeld	89	$111	0	$0	0	$0

Investment Sub-Adviser

Capital International, Inc. (the “Sub-Adviser”), located at 333 S. Hope Street Los Angeles, CA 90071, serves as investment sub-adviser to each Fund. The Sub-Adviser has been providing investment management services since 1987.

Under the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Milliman, the Sub-Adviser provides to Milliman a list of securities that comprise a Fund’s Investable Universe. That list is comprised of a portfolio of equity securities representing the Sub-Adviser’s recommendations to Milliman as to the common stocks on which Milliman could purchase for a Fund. The Sub-Adviser does not have responsibility for the day-to-day management of the Funds’ portfolios nor review and oversight of the Funds’ investment strategies. Rather, Milliman will make determinations on which common stocks to purchase and derivatives to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and derivatives to transact based on Milliman’s evaluation of the market liquidity of those common stocks and derivatives. Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Adviser may remove stocks from, and/or add stocks to, the list, which may result in Milliman selling stocks that have been removed or purchasing stocks that have been added to the list, as well as resetting some of the derivatives positions. For services provided under the Sub-Advisory Agreement, Milliman pays the Sub-Adviser a fee out of the advisory fee Milliman receives from each Fund.

Transfer Agent and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a transfer agent servicing agreement and as Fund accounting agent pursuant to a fund accounting servicing agreement.

Administrator

Fund Services also serves as the administrator for the Funds pursuant to a fund administration servicing agreement (the “Fund Administration Servicing Agreement”). Under the Fund Administration Servicing Agreement, Fund Services is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. Fund Services generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board.

Prior to the Trust's most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no administrative services fees pursuant to the Fund Administration Servicing Agreement.

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Custodian

U.S. Bank, N.A. (“Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian for the Funds pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds each Fund’s assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, IL 60606, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing each Fund’s annual financial statements.

Distribution and Servicing of Shares

Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to a Distribution Agreement (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Board or by the vote of a majority of the outstanding shares of a particular Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust or Milliman.

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Funds’ Class 3 shares. The Rule 12b-1 Plan permits the Funds to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3. All Rule 12b-1 Plan payments received by the Distributor shall be held to be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Prior to the Trust's most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus the Distributor had not received any distribution fees under the Rule 12b-1 Plan and the Funds have made no expenditures using these fees.

Distribution fees may be paid to the Distributor or to Participating Insurance Companies and/or their affiliates, or to any other eligible institution, for the provision of (i) distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts or variable life insurance policies (each, a “Contract Owner,” and, collectively, the “Contract Owners”), and/or (ii) other Contract Owner services.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees”). The Rule 12b-1 Plan may be terminated for Class 3 shares of a Fund by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated for any Fund at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding shares of Class 3 of that Fund. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose.

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Dealer Compensation

At the request of the Trust, the Distributor may, in its discretion, enter into selling agreements with financial intermediaries as the Trust may select, so that such intermediaries may sell shares of the Funds. These dealers will be compensated either pursuant to the Funds’ Rule 12b-1 Plan or by Milliman out of its own legitimate profits.

Payments to Participating Insurance Companies and/or their Affiliates

Marketing Support Services. Milliman may, from time to time, at its expense and from its own legitimate profits, make cash payments to Participating Insurance Companies and/or their affiliates as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in the Prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Milliman may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to, or in lieu of, any Asset-Based Payments, in the form of payments for travel expenses; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Milliman’s discretion. In certain cases, these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Companies and/or their affiliates.

Administrative Support Services. Milliman contracts with Participating Insurance Companies and/or their affiliates for certain administrative services relating to the Funds, which services are described in the Prospectus. Each Participating Insurance Company and/or its affiliates negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. Milliman does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Milliman pays for these administrative support services out of its own legitimate profits.

Payments to Participating Insurance Companies. As of the date of this SAI, Milliman makes payments out of its own legitimate profits to only one Participating Insurance Company and/or its affiliates for certain administrative support services relating to the Funds. This information may change over time. Certain arrangements may be in the process of being negotiated, and there is a possibility that payments will be made retroactively to Participating Insurance Companies and/or their affiliates, which are not otherwise listed. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

Brokerage Allocation and Other Practices

Brokerage Allocation

An investment adviser has a fiduciary duty to engage in brokerage practices that are in the best interests of its clients and to place the interests of its clients above all other interests in the broker selection process. Accordingly, Milliman has an obligation to seek to obtain the “best execution” for each Fund’s transactions. “Best execution” is defined as the most favorable execution possible, considering such factors as the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker-dealer. Milliman may test the execution quality of the broker-dealer to which Milliman submitted the trade. This may include comparing a sample of executed equity trades and the prices that were in the market at the time of the trade (e.g., by comparing it to a third-party pricing source). In selecting a broker for each specific transaction, Milliman uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain “best execution.” The full range and quality of brokerage services available will be considered in making these determinations. Such services may consist of the following: (i) trading capabilities, including execution speed and ability to provide liquidity; (ii) commissions and/or fees both in aggregate and on a per share basis; (iii) capital strength and stability; (iv) settlement processing; (v) use of technology and other special services; (vi) responsiveness, reliability, and integrity; and, if applicable, (vii) the nature and value of research provided. Milliman will consider total transaction costs when selecting brokers for trade execution. Total transaction costs include: (i) market impact cost; (ii) lost opportunity to trade cost; (iii) time-to-market cost; (iv) commissions on agency trades or the spreads on principle trades; and (v) bid-ask spread.

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Prior to the Trust's most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no brokerage commissions.

Soft Dollars

As a matter of policy, Milliman does not intend to maintain any soft dollar arrangements. Milliman may receive research on the economy, derivative instruments, flows and conditions from many broker-dealers. This information is commonly distributed by many broker-dealers to many market participants, is not associated with particular transactions, and does not obligate Milliman to trade with any particular broker-dealer. As these items are made readily available by many broker-dealers to many market participants and they do not affect Milliman’s selection of a particular broker-dealer for a specific transaction, Milliman does not believe that it has conflicts of interest related to soft dollars in the case of Fund transactions.

Prior to the Trust's most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no soft dollar commissions.

Affiliated Brokers

Prior to the Trust's most recent fiscal year ended December 31, 2021, the Funds had not commenced operations and thus had paid no brokerage commissions to affiliated broker-dealers.

Purchases, Redemptions and Pricing of Shares

Purchases and Redemptions of Shares

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life insurance policies (together, “Variable Contracts,” and, each, a “Variable Contract”) offered by Participating Insurance Companies, or as otherwise described in the Prospectus.

The Funds generally plan to redeem their shares for cash. If, however, conditions exist that make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments, which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other assets, a shareholder would incur transaction costs in disposing of the redemption proceeds.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange (the “Exchange”) is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

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Pricing of Shares

The offering price of a Fund’s shares is based on the Fund’s NAV per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the Exchange (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, a Fund shall determine NAV as of that time.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed. In addition, each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.

Portfolio securities are generally valued utilizing prices provided by independent pricing services. The Board has authorized each Fund and Fund Services, the Funds’ accounting agent, to use prices provided by certain pricing service vendors (each, a “Pricing Service”) as described below.

Equity Securities and Options. Equity securities and options contracts, for which accurate and reliable market quotations are readily available, will be valued by Fund Services as described below:

A.	Equity securities, including shares of ETFs, listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

B.	Exchange-traded options, including FLEX Options, will be valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Otherwise, the value of an options contract will be determined by the Trust’s pricing committee (the “Pricing Committee”) in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”).

C.	OTC options are valued at the mean of the most recent bid and the asked price, if available, or otherwise at their closing bid price.

D.	Redeemable securities issued by mutual funds shall be valued at the mutual fund’s applicable NAV.

Fund Services will obtain all market quotations used in valuing equity securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then Fund Services will contact the Pricing Committee. The Pricing Committee is responsible for establishing valuation of portfolio securities and other instruments held by a Fund in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied, the Pricing Committee must determine if a “fair value” of such portfolio security or other asset must be provided pursuant to the Valuation Procedures.

Fixed Income Securities and Swaps. Subject to the special pricing situations set forth below, fixed income securities and swaps will be valued by the Fund Services as follows:

A.	Fixed income securities and swaps will be valued using a Pricing Service.

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B.	Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

(i)	the credit conditions in the relevant market and changes thereto;

(ii)	the liquidity conditions in the relevant market and changes thereto;

(iii)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

(iv)	issuer-specific conditions (such as significant credit deterioration); and

(v)	any other market-based data the Pricing Committee considers relevant. In this regard, the Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

C.	Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Fund Services will obtain all pricing data for use in valuing fixed income securities and swaps from a Pricing Service, or, if no price is available from a Pricing Service, then Fund Services will contact the Pricing Committee, which will attempt to obtain one or more broker quotes from the selling dealer or financial institution for the security daily and will value the security accordingly. If the Pricing Committee has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, the Pricing Committee must determine if a “fair value” of such portfolio security or other asset must be provided pursuant to the Valuation Procedures. From time to time, the Pricing Committee will request that Fund Services submit price challenges to a Pricing Service, usually in response to any updated broker prices received.

Additional Information Concerning the Trust

Description of Shares

The shares of a Fund represent an interest in that Fund’s securities and other assets and in its profits or losses. Each fractional share of a class of a Fund has the same rights, in proportion, as a full share of that class of that Fund. The Board may change the designation of any Fund and may increase or decrease the numbers of shares of any Fund but may not decrease the number of shares of any Fund below the number of shares then outstanding.

Each Fund currently offers one class of shares: Class 3, which is subject to a Rule 12b-1 Plan that is described above.

Except as described below, all classes of shares of the Funds will have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. If multiple classes are issued, the only differences between classes will be (a) each class may be subject to different expenses specific to that class; (b) each class will have a different identifying designation or name; and (c) each class will have exclusive voting rights with respect to matters solely affecting that class. Each Fund does not anticipate that there will be any conflicts between the interests of holders of different classes of its shares by virtue of those classes.

Each issued and outstanding class of a share in a Fund is entitled to participate equally in dividends and other distributions declared by that class of a Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each Fund, when issued, are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

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Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the total combined votes of all shares of the Trust issued and outstanding, as provided in the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and By-laws of the Trust. There normally will be no meeting of the shareholders for the purpose of electing Trustees unless, and until such time as, the Trustees then in office call a shareholders’ meeting for that purpose. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of that Fund are entitled, as provided in the Declaration of Trust and By-laws of the Trust.

The Declaration of Trust provides that each shareholder, by virtue of having become a shareholder of the Trust, shall be bound by the terms of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than U.S. federal securities law claims beyond the process otherwise required by law. This process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration of Trust also requires that actions by shareholders against the Trust or any Fund, except for actions under the U.S. federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit the application of the Declaration of Trust provisions, be brought only in the United States District Court for the Southern District of New York or, solely with respect to matters relating to the organization or internal affairs of the Trust or as otherwise required by law, in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware (collectively, the “Exclusive Jurisdictions”), and that the right to jury trial be irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration of Trust.

Voting Rights

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder. Matters in which the interests of all the Funds are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate Funds. Matters that affect a particular Fund (such as approval of its investment advisory agreement or a change in its fundamental investment restrictions) will be voted on separately by that Fund, except that, as to matters affecting the interests of one particular class of a Fund’s shares, the affected shareholders will vote as a separate class.

To the extent required by law, Contract Owners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote with respect to the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

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Tax Status

The following sections are a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”). Because shares of the Fund are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to Contract Owners.

This “Tax Status” section and the “Other Tax Consequences” and “Tax Consequences to Shareholders” sections are based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the Contract Owner) is treated as the owner of the shares of the Fund selected as an investment option. Contract Owner should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.

Different tax rules may apply depending on how an investment company in which the Fund invests is organized for federal income tax purposes. The Fund may invest in investment companies treated as regulated investment companies for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Fund.

Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by an investment company. In addition, unless otherwise indicated, the tax consequences described below in respect of the Fund's investments apply to any investments made directly by the Fund and to any investments made by an investment company that is a regulated investment company.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement– the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement– the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test– the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

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Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Taxation of Fund Distributions— Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in December, the amount of qualified late-year losses (if any) is computed without regard to any items of ordinary income or losses that are incurred after December 31 of the taxable year.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise Tax Distribution Requirements. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Fund in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund is disregarded as long as the investment does not exceed $250,000. Permitted shareholders include other RICs eligible for the exemption (e.g., insurance dedicated fund-of-funds). If the Fund fails to qualify for the exemption, the Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) to avoid any material liability for federal excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

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Special Rules Applicable to Variable Contracts

The Fund intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the Contract Owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. The Fund intends to comply with these diversification requirements.

Section 817(h) of the Internal Revenue Code generally requires a Variable Contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Fund must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, each agency or instrumentality of the U.S. government is treated as a separate issuer of securities, and a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer of securities.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if–

●	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

●	Public access to such investment company is available exclusively through the purchase of a Variable Contract.

As provided in their offering documents, all the beneficial interests in the Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Fund (and any corresponding regulated investment company such as a fund-of-funds that invests in the Fund) is available solely through the purchase of a Variable Contract (such a fund is sometimes referred to as a “closed fund”). Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Fund, including a pro rata portion of each asset of any investment company that is a closed fund in which the Funds invest, is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a Variable Contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the Contract Owner. Accordingly, a Contract Owner should not have an impermissible level of control over the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. If the Contract Owner were considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the Contract Owner’s gross income with the Variable Contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a Contract Owner's control of the investments of the segregated asset account may cause the Contract Owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a Contract Owner has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a Contract Owner from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a Contract Owner from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the Variable Contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a Variable Contract might be subject to current taxation because of investor control.

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Another factor that the IRS examines concerns actions of Contract Owners. Under the IRS pronouncements, a Contract Owner may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A Contract Owner thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a Contract Owner. Furthermore, under the IRS pronouncements, a Contract Owner may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Fund, and such guidance could affect the treatment of the Fund, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objectives or investment policies. The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing Contract Owners to be considered the owners of the shares of the Fund.

Other Tax Consequences

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to the separate account. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

28

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Consent Dividends. The Fund may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

PFIC investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

29

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund's investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax- exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

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Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund's ordinary income distributions to shareholders, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.

Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Tax Consequences to Shareholders

Since shareholders of the Fund will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

Control Persons and Principal Holders of Securities

Because the Funds are available as investments for Variable Contracts offered by certain Participating Insurance Companies, the Participating Insurance Companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25% of a Fund’s shares). However, a Participating Insurance Company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions timely received from Contract Owners. In addition, a Participating Insurance Company is expected to vote shares attributable to Variable Contracts as to which no voting instructions are received from Contract Owners in the same proportion (for, against or abstain) as those for which timely instructions are received. As a result, a small number of Contract Owners could determine whether Fund proposals are approved.

31

Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, no Participating Insurance Company held shares of any Fund. The Funds may sell their shares to one or more Participating Insurance Companies from time to time.

Since the Funds have not yet commenced operations prior to the date of this SAI, no shareholder owned 5% or more of the outstanding shares of a Fund.

Prior to the date of this SAI, the Funds had not yet commenced operations. Accordingly, as of the date of this SAI, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of any class of the Funds.

32

Financial Statements

The Funds are newly organized and therefore had not yet had any investment operations prior to the fiscal year ended December 31, 2021.

33

Last approved January 2, 2020

APPENDIX A

PROXY VOTING POLICY

MILLIMAN FINANCIAL RISK MANAGEMENT LLC

POLICY

Milliman Financial Risk Management LLC (“Milliman FRM”), as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of Investment Companies for which it is the primary investment adviser or a sub-adviser to whom proxy voting has been delegated by the client’s fund board. Milliman FRM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. Milliman FRM’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

RESPONSIBILITY

Milliman FRM’s Chief Compliance Officer and Compliance team are responsible for the implementation and monitoring of this proxy voting policy, practices, disclosures and record keeping, including outlining the voting guidelines in these procedures.

Milliman FRM employs a third party proxy advisory firm (a “Proxy Adviser”) to effectuate voting and the receipt of records related to voting, and employs policies and procedures in order to evaluate the services of the Proxy Adviser. Milliman FRM’s CCO and Proxy Committee are responsible for developing and overseeing “Proxy Voting Guidelines” where applicable, including oversight of the Proxy Adviser.

DISCLOSURE

Milliman FRM will provide conspicuously displayed information in its Form ADV Part 2A summarizing this proxy voting policy and procedures.

PROCEDURES

1.	Principals.

a.	Principles. Milliman FRM’s primary purpose is to vote proxies in the best interests of Investment Companies for which it is the primary adviser and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Milliman FRM may utilize independent research reports to inform its proxy voting.

b.	Proxy Committee. Milliman FRM’s Proxy Committee meets at least quarterly. Among other duties, the Committee:

i.	Reviews voting activity during the previous quarter,

ii.	Reviews timely voting issues which may be relevant to clients, and

A-1

Last approved January 2, 2020

iii.	Performs diligence and oversight of the Proxy Adviser to ensure the information and advice received results in proxy voting that is in the best interest of Milliman FRM’s clients, including:

1.	evaluating any Proxy Adviser in advance of retention;

2.	evaluating the process for addressing potential factual errors, incompleteness or methodological weakness in the Proxy Adviser’s analysis;

3.	Adopting policies for evaluating the Proxy Adviser’s services; and

4.	Determining when to exercise proxy voting opportunities.

2.	Circumstances.

i.	Milliman FRM is Primary Investment Adviser

1.	Where Milliman FRM serves as the primary investment adviser to the Investment Company, Milliman FRM’s Proxy Committee will utilize the Proxy Voting Guidelines.

ii.	Milliman FRM is Sub-adviser, and Investment Company retains voting rights

1.	Where Milliman serves as a sub-adviser to the Investment Company and the Investment Company has retained the right to vote its own proxies, Milliman FRM will not be obligated to take any action with respect to proxy voting.

iii.	Milliman FRM is Sub-adviser, and Investment Company delegates voting rights

1.	Where Milliman FRM serves as a sub-adviser to the Investment Company and the Investment Company has delegated proxy voting responsibility to Milliman FRM, Milliman FRM will utilize the Proxy Voting Guidelines.

iv.	Milliman is Primary Investment Adviser or Sub-Adviser to Mutual Funds of Funds

1.	Milliman FRM serves as investment adviser to certain investment companies which invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Milliman FRM to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.

3.	Obtaining More Information. Investment Companies for which Milliman FRM is the primary adviser may obtain a record of Milliman FRM’s proxy voting, free of charge, by calling its main office at (312) 726-0677.

A-2

MILLIMAN VARIABLE INSURANCE TRUST

File Nos. 811-23710 & 333-257356

PART C

Other Information

Item 28. Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Certificate of Trust dated November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021

	(ii)	Certificate of Amendment to the Certificate of Trust dated January 25, 2021, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021

	(iii)	Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(b)	By-laws

	(i)	By-Laws effective as of November 2, 2020, incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed on June 24, 2021.

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article IV, The Board of Trustees
(c) Article V, Shareholders’ Voting Powers and Meetings
(d) Article VI, Net Asset Value, Distributions and Redemptions
(e) Article VII, Compensation and Limitation of Liability of Trustees
(f) Article VIII, Miscellaneous

	(ii)	By-Laws

(a) Article II, Shareholders
(b) Article VI, Execution of Instruments, Voting of Securities
(c) Article VIII, Amendments

	(iii)	Part B, Statement of Additional Information – Additional Information Concerning the Trust

(d)	Investment Advisory Contracts

	(i)	Investment Advisory Agreement, dated September 17, 2021, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(ii)	Amendment to Schedule A to the Investment Advisory Agreement, effective as of December 27, 2022, filed herewith

	(iii)	Form of Sub-Advisory Agreement between Milliman Financial Risk Management LLC and Capital International, Inc., filed herewith

(e)	Underwriting Contracts

	(i)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(ii)	Form of Amendment to Exhibit A to the Distribution Agreement, effective as of December 27, 2022, filed herewith

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

	(i)	Custody Agreement, dated September 23, 2021, between the Registrant and U.S. Bank National Association, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(1) First Amendment to the Custody Agreement, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

(h)	Other Material Contracts

	(i)	Fund Administration Servicing Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(ii)	Fund Accounting Services Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022.

	(iii)	Transfer Agent Servicing Agreement between the Registrant and U.S Bancorp Fund Services, LLC d/b/a/ U.S Bank Global Fund Services, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(iv)	Fund PFO/Treasurer Agreement, dated September 21, 2021, between the Registrant and Foreside Fund Officer Services, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(v)	Fund CCO and AMLO Agreement, dated September 21, 2021, between the Registrant and Foreside Fund Officer Services, LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(vi)	Expense Limitation Agreement, effective as of April 29, 2022, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(vii)	Fee Waiver Agreement, effective as of April 29, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(viii)	Expense Limitation Agreement, effective as of April 29, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of Milliman Money Market Fund, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(ix)	Fee Waiver Agreement, effective as of April 29, 2022, between Milliman Financial Risk Management LLC and the Registrant, on behalf of Milliman Money Market Fund, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed April 15, 2022

	(x)	Expense Limitation Agreement, effective as of August 10, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022

	(xi)	Fee Waiver Agreement, effective as of August 10, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022

	(xii)	Expense Limitation Agreement, effective as of October 11, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022

	(xiii)	Fee Waiver Agreement, effective as of October 11, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022

	(xiv)	Expense Limitation Agreement, effective as of December 20, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022

	(xv)	Fee Waiver Agreement, effective as of December 20, 2022, between Milliman Financial Risk Management LLC and the Registrant, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed December 20, 2022

	(xvi)	Expense Limitation Agreement, effective as of December 27, 2022, between Milliman Financial Risk Management LLC and the Registrant, filed herewith

(i)	Legal Opinion

	(i)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, filed herewith

(j)	Other Opinions

	(i)	Consent of Independent Registered Public Accounting Firm, filed herewith

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

	(i)	Seed Capital Purchase Agreement, dated September 24, 2021, between the Registrant and Milliman Financial Risk Management LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Distribution and Service Plan, dated August 10, 2022, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2022

(n)	Rule 18f-3 Plan

Not Applicable.

(o)		Not Applicable.

(p)	Code of Ethics

	(i)	Code of Ethics of Registrant, dated September 20, 2021, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

	(ii)	Code of Ethics of Milliman Financial Risk Management LLC, effective January 14, 2020, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed December 1, 2021

(q)	Powers of Attorney

	(i)	Powers of Attorney, incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 Registration Statement on Form N-1A, as filed on September 21, 2021

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that, subject to certain exceptions described below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series of the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

To the extent required under the Investment Company Act of 1940, as amended (“1940 Act”), but only to such extent, no indemnification shall be provided under the Declaration to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “Interested Persons” of the Trust, as defined under the 1940 Act, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

This information is included in Form ADV filed with the SEC by Milliman Financial Risk Management LLC (Registration No. 801-73056) and is incorporated by reference herein.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	Absolute Shares Trust

4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust

5.	AdvisorShares Trust

6.	AFA Multi-Manager Credit Fund

7.	AGF Investments Trust

8.	AIM ETF Products Trust

9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

10.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust

11.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	American Century ETF Trust

14.	Amplify ETF Trust

15.	Applied Finance Core Fund, Series of World Funds Trust

16.	Applied Finance Explorer Fund, Series of World Funds Trust

17.	Applied Finance Select Fund, Series of World Funds Trust

18.	ARK ETF Trust

19.	ASYMmetric ETFs Trust

20.	B.A.D. ETF, Series of Listed Funds Trust

21.	Bitwise Funds Trust

22.	Bluestone Community Development Fund

23.	BondBloxx ETF Trust

24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

25.	Bridgeway Funds, Inc.

26.	Brinker Capital Destinations Trust

27.	Brookfield Real Assets Income Fund Inc.

28.	Build Funds Trust

29.	Calamos Convertible and High Income Fund

30.	Calamos Convertible Opportunities and Income Fund

31.	Calamos Dynamic Convertible and Income Fund

32.	Calamos Global Dynamic Income Fund

33.	Calamos Global Total Return Fund

34.	Calamos Strategic Total Return Fund

35.	Carlyle Tactical Private Credit Fund

36.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

37.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

38.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

39.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust

40.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

41.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust

42.	Center Coast Brookfield MLP & Energy Infrastructure Fund

43.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust

44.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust

45.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

46.	Clifford Capital International Value Fund, Series of World Funds Trust

47.	Clifford Capital Partners Fund, Series of World Funds Trust

48.	Cliffwater Corporate Lending Fund

49.	Cliffwater Enhanced Lending Fund

50.	Cohen & Steers Infrastructure Fund, Inc.

51.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

52.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

53.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

54.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

55.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

56.	Davis Fundamental ETF Trust

57.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

58.	Defiance Digital Revolution ETF, Series of ETF Series Solutions

59.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

60.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

61.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

62.	Defiance Quantum ETF, Series of ETF Series Solutions

63.	Direxion Shares ETF Trust

64.	Dividend Performers ETF, Series of Listed Funds Trust

65.	Dodge & Cox Funds

66.	DoubleLine ETF Trust

67.	DoubleLine Opportunistic Credit Fund

68.	DoubleLine Yield Opportunities Fund

69.	Eaton Vance NextShares Trust

70.	Eaton Vance NextShares Trust II

71.	EIP Investment Trust

72.	Ellington Income Opportunities Fund

73.	Esoterica Thematic ETF Trust

74.	ETF Opportunities Trust

75.	Evanston Alternative Opportunities Fund

76.	Exchange Listed Funds Trust

77.	Fiera Capital Series Trust

78.	FlexShares Trust

79.	Forum Funds

80.	Forum Funds II

81.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions

83.	Grizzle Growth ETF, Series of Listed Funds Trust

84.	Guinness Atkinson Funds

85.	Harbor ETF Trust

86.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

88.	IDX Funds

89.	Innovator ETFs Trust

90.	Ironwood Institutional Multi-Strategy Fund LLC

91.	Ironwood Multi-Strategy Fund LLC

92.	John Hancock Exchange-Traded Fund Trust

93.	Kelly Strategic ETF Trust

94.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

95.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II

96.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II

97.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II

98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

102.	Manor Investment Funds

103.	Merk Stagflation ETF, Series of Listed Funds Trust

104.	Milliman Variable Insurance Trust

105.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust

106.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

107.	Mohr Growth ETF, Series of Collaborative Investment Series Trust

108.	Morgan Creek-Exos Active SPAC Arbitrage ETF

109.	Morningstar Funds Trust

110.	OTG Latin American Fund, Series of World Funds Trust

111.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

112.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

113.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

114.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

115.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

116.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

117.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

118.	Palmer Square Opportunistic Income Fund

119.	Partners Group Private Income Opportunities, LLC

120.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

121.	Perkins Discovery Fund, Series of World Funds Trust

122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

123.	Plan Investment Fund, Inc.

124.	PMC Funds, Series of Trust for Professional Managers

125.	Point Bridge America First ETF, Series of ETF Series Solutions

126.	Preferred-Plus ETF, Series of Listed Funds Trust

127.	Putnam ETF Trust

128.	Quaker Investment Trust

129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

130.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

133.	Renaissance Capital Greenwich Funds

134.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust

135.	Reynolds Funds, Inc.

136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

137.	RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)

138.	RMB Investors Trust

139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

142.	Roundhill Cannabis ETF, Series of Listed Funds Trust

143.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

144.	Roundhill MEME ETF, Series of Listed Funds Trust

145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

146.	Roundhill Video Games ETF, Series of Listed Funds Trust

147.	Rule One Fund, Series of World Funds Trust

148.	Salient MF Trust

149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust

150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust

151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

152.	SHP ETF Trust

153.	Six Circles Trust

154.	Sound Shore Fund, Inc.

155.	Sparrow Funds

156.	Spear Alpha ETF, Series of Listed Funds Trust

157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

158.	STF Tactical Growth ETF, Series of Listed Funds Trust

159.	Strategy Shares

160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

161.	Syntax ETF Trust

162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

163.	The Community Development Fund

164.	The Finite Solar Finance Fund

165.	The Private Shares Fund (f/k/a SharesPost 100 Fund)

166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

167.	Third Avenue Trust

168.	Third Avenue Variable Series Trust

169.	Tidal ETF Trust

170.	Tidal Trust II

171.	TIFF Investment Program

172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

174.	Timothy Plan International ETF, Series of The Timothy Plan

175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

178.	Total Fund Solution

179.	Touchstone ETF Trust

180.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

181.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

182.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

195.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

196.	U.S. Global Investors Funds

197.	Union Street Partners Value Fund, Series of World Funds Trust

198.	Variant Alternative Income Fund

199.	Variant Impact Fund

200.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

201.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

202.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

203.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

204.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

205.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

206.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

207.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

208.	VictoryShares Protect America ETF, Series of Victory Portfolios II

209.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II

210.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

211.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

212.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

213.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

214.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

215.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

216.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

217.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

218.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

219.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

220.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II

221.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II

222.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

223.	Walthausen Funds

224.	West Loop Realty Fund, Series of Investment Managers Series Trust

225.	WisdomTree Trust

226.	WST Investment Trust

227.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

a)	Milliman Financial Risk Management LLC (“Milliman”), 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, for records relating to the Registrant and Milliman’s function as investment adviser.
b)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, for records relating to its function as principal underwriter.
c)	U.S. Bank Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, for records relating to its function as administrator, fund accountant and transfer agent.
d)	U.S. Bank, N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, for records relating to its function as custodian.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

 Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois, on the 23rd of December, 2022.

MILLIMAN VARIABLE INSURANCE TRUST
(Registrant)

By:	/s/ Adam Schenck
Adam Schenck, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Adam Schenck
Adam Schenck		President and Trustee	December 23, 2022

/s/ Arthur W. Jasion
Arthur W. Jasion		Treasurer and Principal Financial Officer	December 23, 2022

/s/ Eric Berg*
Eric Berg		Trustee	December 23, 2022

/s/ Nicholas Dalmaso*
Nicholas Dalmaso		Trustee	December 23, 2022

/s/ Daniel Ross Hayes*
Daniel Ross Hayes		Trustee	December 23, 2022

/s/ Colleen McKenna Tucker*
Colleen McKenna Tucker		Trustee	December 23, 2022

*By:	/s/ Adam Schenck
Adam Schenck			December 23, 2022
Attorney-In-Fact

*	Adam Schenck signs this Registration Statement pursuant to the powers of attorney, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed on September 21, 2021.

MILLIMAN VARIABLE INSURANCE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
EX-28.(d)(ii)	Amendment to Schedule A to the Investment Advisory Agreement

EX-28.(d)(iii)	Form of Sub-Advisory Agreement between Milliman Financial Risk Management LLC and Capital International, Inc.

EX-28.(e)(ii)	Form of Amendment to Exhibit A to the Distribution Agreement

EX-28.(h)(xvi)	Expense Limitation Agreement effective as of December 27, 2022

EX-28.(i)(i)	Legal Opinion

EX-28.(j)(i)	Auditor Consent